SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful life
%

Computers and electronic equipment	33
Capitalization of website development costs	20
Office furniture and equipment	7